Cash and Bank Balances	12 Months Ended
Dec. 31, 2021
Disclosure of Cash and Bank Balances at Central Banks [Abstract]
CASH AND BANK BALANCES
17	CASH AND BANK BALANCES

Cash and cash equivalents reflected in the consolidated statement of cash flows comprise the following statement of financial position amounts:

	2021	2020
	USD	USD

Cash on hand	193	137,509
Bank balances	649,779	5,477,261
	649,972	5,614,770
Less: bank overdrafts	(17,432)	(6,459)
Cash and cash equivalents	632,540	5,608,311

Bank overdrafts carry an interest rate between 7% - 10%.